GENERAL (Business Combinations and Impairment of Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Impairment loss	$ 0	$ 0	$ 23,931
Wavestream Corporation [Member]
Business Acquisition [Line Items]
Impairment loss	0	0	23,931
Impairment of intangible assets	$ 7,948